Revenue Recognition (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Unsatisfied performance obligations			$ 850,000	$ 3,246,000
Revenues	$ 3,390,391	$ 1,896,335
Unsatisfied performance obligations	$ 883,000		$ 824,000
Revenue Benchmark [Member] | Two Customer [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage	45.00%	72.00%	45.00%
Revenues	$ 696,221	$ 280,526	$ 572,621
Revenue Benchmark [Member] | Three Customer [Member] | Customer Concentration Risk [Member]
Disaggregation of Revenue [Line Items]
Concentration risk, percentage				49.00%
Revenues				$ 456,460